ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of loss per share before and after the retrospective adjustments

	Years ended December 31,
	2017		2018
	Before	After	Before	After
	adjustment	adjustment	adjustment	adjustment
Net (loss) income per share attributable to Kaixin Auto Holdings’ shareholders – basic and diluted:
Loss per share from continuing operations	(0.19)	(1.22)	(0.56)	(3.56)
Income (loss) per share from discontinued operations	0.01	0.07	(0.00)	(0.02)
Net loss per share attributable to Kaixin Auto Holdings’ shareholders – basic and diluted	(0.18)	(1.15)	(0.56)	(3.58)

Schedule of Assets and liabilities of KAH upon the consummation of the SPAC Transaction

Cash	$6
Prepaid expenses and other current assets	123
Amounts due to Renren Inc.	(1,050)
Amounts due to Shareholder Value Fund (“SVF”)	(2,614)
Others liabilities	(1,512)
Net liabilities acquired by KAG as of April 30, 2019	$(5,047)

Summary of subsidiaries, VIEs and VIEs' major subsidiaries

As of December 31, 2019, Kaixin Auto Holdings’ major subsidiaries, VIEs and VIEs’ major subsidiaries are as follows:

Percentage of
	Later of date		legal ownership
	of incorporation	Place of	by Kaixin Auto
Name of Subsidiaries	or acquisition	incorporation	Holdings	Principal activities
Major subsidiaries:
Kaixin Auto Group	January 25, 2018	Cayman Islands	100%	Investment holding
Renren Finance, Inc.	December 15, 2014	Cayman Islands	100%	Internet business
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Shanghai Renren Financial Leasing Co., Ltd. (“Shanghai Financial”)	May 25, 2015	PRC	100%	Financing business
Shanghai Renren Automotive Technology Group Co., Ltd. (“Shanghai Auto”)	August 18, 2017	PRC	100%	Investment holding
Fenqi Winday Company Limited	February 29, 2016	Hong Kong	100%	Internet business
Shanghai Lingding Automobile Technology Co., Ltd.	March 3, 2018	PRC	100%	Used car trading business
Variable Interest Entities:
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. (“Shanghai Changda”)	October 25, 2010	PRC	N/A	Internet business
Shanghai Jieying Automobile Sales Co., Ltd. (“Shanghai Jieying”)	February 27, 2017	PRC	N/A	Used car trading business
Major subsidiaries of Variable Interest Entities:
Beijing Kirin Wings Technology Development Co., Ltd.	January 16, 2013	PRC	N/A	Financing business
Shanghai Wangjing Investment Management Co., Ltd	April 20, 2015	PRC	N/A	Financing business
Jieying Baolufeng Automobile Sales (Shenyang) Co., Ltd.	June 14, 2017	PRC	N/A	Used car trading business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	N/A	Used car trading business
Dalian Yiche Jieying Automobile Sales Co., Ltd.	June 27, 2017	PRC	N/A	Used car trading business
Neimenggu Jieying Kaihang Automobile Sales Co., Ltd.	July 14, 2017	PRC	N/A	Used car trading business
Hangzhou Jieying Yifeng Automobile Sales Co., Ltd.	August 1, 2017	PRC	N/A	Used car trading business
Jilin Jieying Taocheguan Automobile Sales Co., Ltd.	October 31, 2017	PRC	N/A	Used car trading business
Cangzhou Jieying Bole Automobile Sales Co., Ltd.	August 10, 2017	PRC	N/A	Used car trading business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	N/A	Used car trading business
Shanxi Jieying Weilan Automobile Sales and Service Co., Ltd.	March 13, 2018	PRC	N/A	Used car trading business

Summary of financial statement balances and amounts of the Company's VIEs were included in the accompanying consolidated financial statements

	As of December 31,
	2018	2019
Cash	$6,318	$1,080
Accounts receivable	3,026	203
Prepaid expenses and other current assets	27,123	27,083
Inventory	57,859	20,598
Total current assets	94,326	48,964
Goodwill	64,365	—
Property and equipment, net	155	146
Right-of-use assets	—	1,691
Total non-current assets	64,520	1,837
Total assets	$158,846	$50,801
Accounts payable	$4,675	$4,035
Short-term debt (including short-term debt of the consolidated VIEs with recourse to Kaixin Auto Holdings of $nil and $7,900 as of December 31, 2018 and 2019, respectively)	29,816	14,630
Accrued expenses and other current liabilities	8,030	13,770
Amounts due to related parties	6,683	—
Advance from customers	4,078	1,622
Contingent consideration	11,929	—
Income tax payable	6,845	4,469
Lease liabilities - current	—	1,224
Total current liabilities	72,056	39,750
Long-term contingent consideration	88,098	—
Lease liabilities - non-current	—	810
Total non-current liabilities	88,098	810
Total liabilities	$160,154	$40,560

	Years ended December 31,
	2017	2018	2019
Revenues	$90,960	$428,492	$332,629
Net loss	$(10,541)	$(38,561)	$(42,151)
Income (loss) from discontinued operations	$1,845	$(594)	$—

	Years ended December 31,
	2017	2018	2019
Net cash provided by (used in) operating activities	$1,864	$(8,433)	$(3,948)
Net cash provided by (used in) investing activities	$11,441	$(9,980)	$(68)
Net cash (used in) provided by financing activities	$(11,596)	$22,193	$(1,205)